Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. The timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award, such as the executive officer's commencement of employment or promotion effective date. As a result, the timing of grants of equity awards, including stock options, occurs independently of the release of any material nonpublic information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. The timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award, such as the executive officer's commencement of employment or promotion effective date.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
MNPI Disclosure Timed for Compensation Value	false